Income Taxes - Summary of Principle Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Components of Deferred Tax Assets [Abstract]
Accruals and reserves	¥ 35,942	$ 4,924	¥ 34,972
Net operating loss carried forward	228,450	31,298	217,850
Depreciation and amortization	1,460	200	476
Excessive education fee	521	71	556
Capitalized research and development expense	20,048	2,747	20,513
Research and development expense recognition	295,499	40,483	258,008
Deferred revenue recognition	1,993	273	775
Excessive donation expense carried forward	1,943	266	1,881
Impairment loss on fixed asset and intangible asset	8,884	1,216	0
Operating lease liabilities	13,195	1,808	3,113
Fair value change on financial assets	1,330	182	0
Gross deferred tax assets	609,265	83,468	538,144
Less: Valuation allowance	(595,868)	(81,633)	(535,363)
Total deferred tax assets	13,397	1,835	2,781
Deferred tax liabilities:
Operating right-of-use assets	(13,397)	(1,835)	(2,781)
Total deferred tax liabilities	(13,397)	(1,835)	(2,781)
Net deferred tax assets	¥ 0	$ 0	¥ 0